Shareholder Report, Average Annual Return (Details) 197726_Riverpark Strategic Income Fund_Retail Class_TSR Annual {Retail Class}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Retail Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Class
Average Annual Return, Percent	7.76%	7.00%	4.96%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
ICE BofA US High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Total Return Index
Average Annual Return, Percent	7.23%	5.53%	6.07%
ICE BofA 3-7 Year US Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-7 Year U.S. Treasury Index
Average Annual Return, Percent	3.48%	(0.04%)	1.54%
ICE BofA U.S. Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate Bond Index
Average Annual Return, Percent	3.92%	0.55%	3.22%